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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2004 through February 28, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                   SHORT TERM
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/05

                                     [LOGO]
                                     PIONEER
                                  Investment(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Comparing Ongoing Fund Expenses               7
Portfolio Management Discussion               9
Schedule of Investments                      13
Financial Statements                         20
Notes to Financial Statements                28
Trustees, Officers and Service Providers     33

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 2/28/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities              51.7%
U.S. Corporate Bonds                    24.4%
Collateralized Mortgage Obligations     21.9%
U.S. Government Obligations              1.1%
Asset Backed Securities                  0.9%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Treasury/Agency         75.7%
AA                       2.4%
A                        5.2%
BBB                     10.0%
BB                       4.4%
B & Lower                2.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.   U.S. Treasury Notes, 1.875%, 11/30/05             9.65%
 2.   U.S. Treasury Notes, 1.625%, 9/30/05              8.84
 3.   U.S. Treasury Notes, 2.25%, 4/30/06               7.48
 4.   Freddie Mac, 3.75%, 1/15/11                       5.98
 5.   U.S. Treasury Strip Principal, 0.0%, 5/15/07      3.70
 6.   Fannie Mae, 4.0%, 11/25/14                        3.21
 7.   Freddie Mac, 4.0%, 12/15/16                       2.75
 8.   U.S. Treasury Notes, 1.875%, 1/31/06              1.76
 9.   Freddie Mac, 4.0%, 4/15/21                        1.63
10.   Bemis Co., Inc., 6.7%, 7/1/05                     1.35

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share    2/28/05     8/31/04
                             $9.88       $10.02

Distributions per Share    Net Investment     Short-Term      Long-Term
(9/1/04 - 2/28/05)         Income             Capital Gains   Capital Gains
                           $0.1520            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

-------------------------------------------------
Average Annual Total Returns
(as of February 28, 2005)

                    Net Asset    Public Offering
Period                Value        Price (POP)
Life-of-Class
(7/8/04)              0.71%           -1.84%

-------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Lehman
                                Brothers
                                One- to
              Pioneer           Three-Year
              Short Term        Government/
              Income Fund       Credit Index
7/04          $9,750            $10,000
              $9,804            $10,078
2/05          $9,816            $10,061

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share    2/28/05     8/31/04
                             $9.88       $10.01

Distributions per Share    Net Investment     Short-Term      Long-Term
(9/1/04 - 2/28/05)         Income             Capital Gains   Capital Gains
                           $0.1097            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

---------------------------------------
Average Annual Total Returns
(as of February 28, 2005)

                      If         If
Period               Held     Redeemed
Life-of-Class
(7/8/04)            0.20%      -1.78%

---------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Lehman
                                Brothers
                                One- to
              Pioneer           Three-Year
              Short Term        Government/
              Income Fund       Credit Index
7/04          $10,000           $10,000
              $ 9,840           $10,061
2/05          $ 9,822           $10,078

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share    2/28/05     8/31/04
                             $9.87       $10.00

Distributions per Share    Net Investment     Short-Term      Long-Term
(9/1/04 - 2/28/05)         Income             Capital Gains   Capital Gains
                           $0.1193            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

---------------------------------------
Average Annual Total Returns
(as of February 28, 2005)

                      If         If
Period               Held     Redeemed
Life-of-Class
(7/8/04)            0.35%      -0.64%

---------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Lehman
                                Brothers
                                One- to
              Pioneer           Three-Year
              Short Term        Government/
              Income Fund       Credit Index
7/04          $10,000           $10,000
              $ 9,946           $10,078
2/05          $ 9,936           $10,061

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share    2/28/05     8/31/04
                             $9.89       $10.01

Distributions per Share    Net Investment     Short-Term      Long-Term
(9/1/04 - 2/28/05)         Income             Capital Gains   Capital Gains
                           $0.1702            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

---------------------------------------
Average Annual Total Returns
(as of February 28, 2005)

                      If         If
Period               Held     Redeemed
Life-of-Class
(7/8/04)            1.08%      1.08%

---------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Lehman
                                Brothers
                                One- to
              Pioneer           Three-Year
              Short Term        Government/
              Income Fund       Credit Index
7/04          $10,000           $10,000
              $10,057           $10,078
2/05          $10,108           $10,061

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES

--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from September 1, 2004 through February 28, 2005

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 9/1/04

Ending Account Value            $1,001.20    $  998.00    $  998.90    $1,005.80
On 2/28/05

Expenses Paid During Period*    $    4.47    $    8.87    $    8.38    $    2.49

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.79%, 1.69%, and 0.50%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2004 through February 28, 2005

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 9/1/04

Ending Account Value            $1,020.33    $1,015.92    $1,016.41    $1,022.32
On 2/28/05

Expenses Paid During Period*    $    4.51    $    8.95    $    8.45    $    2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.79%, 1.69%, and 0.50%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05
--------------------------------------------------------------------------------

In the following interview, Richard Schlanger, the Fund's Lead Portfolio Manager, discusses the factors that influenced performance for the semiannual period ended February 28, 2005.

Q. How would you characterize the market environment for fixed- income investors over the six-month period?

A. On balance, the economy continued to show evidence of solid growth, although some of the employment statistics have not been as robust as in past recoveries. Given this backdrop, the Federal Reserve continued to execute a "measured" approach to removing its accommodative stance with respect to short-term interest rates. This took the form of three separate hikes in the benchmark fed funds rate (the interbank overnight lending rate) totaling three-quarters of a percentage point over the period.

     While long-term interest rates were relatively stable, shorter-term bonds experienced yield increases - and corresponding price declines - over the period. Yields on shorter-maturity issues rose substantially over the period, with both the six-month and two-year Treasuries experiencing yield increases of just over one percentage point. By contrast, long-term interest rates ended the period only slightly higher than where they began, with the ten-year Treasury yield increasing approximately one-quarter percentage point.

Q.   How did the Fund perform in this environment?

A. The Fund's total return from August 31, 2004, through February 28, 2005 was a positive 0.12%, versus -0.16% for the unmanaged benchmark index, the Lehman Brothers One-to Three-Year Government/Credit Index. The return number is for Class A shares and does not include the impact of any sales charge paid.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05                              (continued)
--------------------------------------------------------------------------------

     principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     The Fund also continued to deliver good income. The 30-day SEC yield for Class A shares on February 28, 2005, was 2.47%. This yield reflects the waiver of certain expenses by the investment advisor; without the waiver, the 30-day SEC yield for Class A shares would have been 1.99%.

     The Fund's absolute return for the six-month period primarily reflects a difficult environment for short-term bonds, as yields increased and prices generally fell among these issues.

     We believe the Fund's comparatively better performance versus its benchmark index can be attributed to a combination of: 1. shorter overall portfolio duration - a measure of interest rate sensitivity - which helped cushion against pervasive price declines; 2. security selection favoring mortgage pass-through securities, an area of the bond market that outperformed Treasury securities.

Q.   What is your outlook?

A. We continue to believe that, despite some underlying strain, the global economy is on a path of solid growth, led by the United States, which appears positioned to deliver GDP growth in the 3.5% to 4.0% range for the near-to-intermediate term. Growth at this level would support solid expansion in employment over time and could put some upward pressure on inflation and interest rates. In addition, the decline of the U.S. dollar and continued high oil prices both suggest that a rise in inflation would not be surprising, with a corresponding impact on interest rates. Finally, the lack of progress in reducing the U.S. budget deficit may also lead to rising interest rates over time. With respect to short-term rates, we expect the Fed to continue on a course to raise rates gradually over the next year or so in an effort to contain potential inflationary pressures while allowing the economy to continue on its current growth path.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   How is the Fund currently positioned?

A. In view of our outlook for continued solid economic growth, the Fund is somewhat conservatively positioned from the perspective of sensitivity to changes in interest rates. At the end of February, the Fund's weighted average maturity was 1.38 years, well under the Fund's maximum of three years.

     Average quality of the Fund's portfolio is currently a high "AA." We continue to maintain broad exposure to a number of areas of the bond market, while seeking to identify and benefit from relative value among sectors. Currently, yield differentials are quite narrow among sectors on the short end of the curve. For instance, high-quality corporates offer less than half of a percentage point of additional yield versus Treasuries of comparable maturity. At the end of February, our weighting in corporate bonds accounted for about 22% of Fund assets, at the low end of our anticipated range.

     Nearly 35% of the Fund's assets are invested in mortgage pass-through securities, down from approximately 40% at the beginning of the period, again reflecting our view on relative value. Our holdings among pass-throughs are focused on "balloon" mortgages with shorter maturities, as well as collateralized mortgage obligations that we believe carry low risk of experiencing a slowing of prepayments (and corresponding increase in duration.

     U.S. Treasury issues totaled about 32% of assets at period end, including a small position (approximately 3.7%) in short-term "STRIPS" or "zero coupon" bonds. STRIPS are purchased at a discount to face value and redeemed at par value upon maturity, and the position is anticipated to provide an additional measure of support for the Fund's share price.

     Going forward, we will continue to seek to provide a high level of current income while maintaining a relatively stable share price. While the Fund's share price will fluctuate, our focus on shorter-term bonds is designed to reduce price volatility in comparison to longer term alternatives. We believe the Fund's high quality and limited exposure to interest-rate changes makes it an attractive option for investors seeking to maintain important fixed-income exposure in an uncertain environment.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05                              (continued)
--------------------------------------------------------------------------------

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                 Value
                            ASSET BACKED SECURITIES - 0.9%
                            Diversified Financials - 0.9%
                            Diversified Financial Services - 0.9%
$ 200,000     AAA/Aaa       Volkswagon Auto Loan Trust, 2.94%, 3/22/10    $   196,130
                                                                          -----------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $197,625)                               $   196,130
                                                                          -----------
                            COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2%
                            Government - 21.2%
  211,557     AAA/Aaa       Federal Home Loan Bank, 3.5%, 12/15/10        $   211,537
1,337,927     AAA/Aaa       Federal Home Loan Bank, 3.75%, 1/15/11          1,342,501
  204,822     AAA/Aaa       Federal Home Loan Bank, 4.0%, 10/15/09            205,364
  268,404     AAA/Aaa       Federal Home Loan Bank, 4.0%, 12/15/12            265,804
  622,698     AAA/Aaa       Federal Home Loan Bank, 4.0%, 12/15/16            618,111
  366,304     AAA/Aaa       Federal Home Loan Bank, 4.0%, 4/15/21             365,963
  230,803     AAA/Aaa       Federal Home Loan Bank, 4.0%, 4/15/22             229,621
  248,478     AAA/Aaa       Federal Home Loan Bank, 4.84%, 1/25/12            251,708
  150,884     AAA/Aaa       Federal Home Loan Bank, 4.5%, 6/15/14             151,112
   56,696     AAA/Aaa       Federal Home Loan Bank, 5.5%, 6/15/15              56,850
  121,512     AAA/Aaa       Federal Home Loan Bank, 6.0%, 6/15/23             123,874
  114,243     AAA/Aaa       Federal Home Loan Bank, 6.0%, 3/25/31             115,625
  250,000     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                              5.5%, 7/15/17                                   255,869
  724,939     AAA/Aaa       Federal National Mortgage Association,
                              4.0%, 11/25/14                                  721,358
                                                                          -----------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost $4,949,281)                             $ 4,915,297
                                                                          -----------
                            CORPORATE BONDS - 23.7%
                            Materials - 3.7%
                            Commodity Chemicals - 1.1%
  250,000     BBB-/Ba1      Methanex Corp., 7.75%, 8/15/05                $   253,750
                                                                          -----------
                            Diversified Chemicals - 0.9%
  200,000     B+/B2         Equistar Chemical, LP, 6.5%, 2/15/06          $   205,500
                                                                          -----------


   The accompanying notes are an integral part of these financial statements. 13

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
Principal    Ratings
Amount       (unaudited)                                                     Value
                           Paper Packaging - 1.7%
$100,000     BB/Baa3       Abitibi-Consolidated, Inc., 6.95%, 12/15/06       $   103,000
 300,000     A/A2          Bemis Co., Inc., 6.7%, 7/1/05                         303,227
                                                                             -----------
                                                                             $   406,227
                                                                             -----------
                           Total Materials                                   $   865,477
                                                                             -----------
                           Capital Goods - 1.2%
                           Aerospace & Defense - 0.9%
 200,000     BB/Ba2        Bombardier Capital, Inc., 6.125%, 6/29/06
                             (144A)                                          $   201,500
                                                                             -----------
                           Building Products - 0.3%
  75,000     B-/B3         Builders Firstsource, Inc., Floating Rate Note,
                             2/15/12                                         $    75,188
                                                                             -----------
                           Total Capital Goods                               $   276,688
                                                                             -----------
                           Commercial Services & Supplies - 0.8%
                           Diversified Commercial Services - 0.8%
 200,000     BBB+/Baa1     Deluxe Corp., 3.5%, 10/1/07                       $   195,740
                                                                             -----------
                           Total Commercial Services & Supplies              $   195,740
                                                                             -----------
                           Transportation - 0.9%
                           Airlines - 0.9%
 200,000     AA+/Aa2       Southwest Airlines Co., 5.496%, 11/1/06           $   204,170
                                                                             -----------
                           Total Transportation                              $   204,170
                                                                             -----------
                           Automobiles & Components - 0.5%
                           Automobile Manufacturers - 0.5%
 125,000     BBB-/Baa2     Hertz Corp., 4.7%, 10/2/06                        $   124,760
                                                                             -----------
                           Total Automobiles & Components                    $   124,760
                                                                             -----------
                           Hotels, Restaurants & Leisure - 0.3%
                           Hotels, Resorts & Cruise Lines - 0.3%
  75,000     A-/A3         Carnival Corp., 3.75%, 11/15/07                   $    73,985
                                                                             -----------
                           Total Hotels, Restaurants & Leisure               $    73,985
                                                                             -----------
                           Media - 0.7%
                           Movies & Entertainment - 0.7%
  70,000     BBB+/Baa1     AOL Time Warner, Inc., 6.125%, 4/15/06            $    71,745
  85,000     BBB+/Baa1     Walt Disney Co., 5.375%, 6/1/07                        87,166
                                                                             -----------
                           Total Media                                       $   158,911
                                                                             -----------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             S&P/Moody's
Principal    Ratings
Amount       (unaudited)                                                  Value
                           Food, Beverage & Tobacco - 1.6%
                           Packaged Foods & Meats - 0.7%
$170,000     BBB/Baa3      Tyson Foods, Inc., 6.625%, 10/17/05            $   172,803
                                                                          -----------
                           Tobacco - 0.9%
 200,000     BBB/Baa2      Altria Group, Inc., 6.375%, 2/1/06             $   204,387
                                                                          -----------
                           Total Food, Beverage & Tobacco                 $   377,190
                                                                          -----------
                           Health Care Equipment & Services - 1.4%
                           Health Care Distributors - 0.7%
 150,000     BBB/Baa3      Cardinal Health, Inc., 6.0%, 1/15/06           $   152,249
                                                                          -----------
                           Health Care Facilities - 0.7%
 145,000     BBB-/Ba1      HCA, Inc., 7.0%, 7/1/07                        $   152,198
                                                                          -----------
                           Total Health Care Equipment & Services         $   304,447
                                                                          -----------
                           Banks - 2.2%
                           Diversified Banks - 1.3%
 300,000     AA-/Aa2       Bank of America Corp., Floating Rate Note,
                             8/26/05                                      $   300,429
                                                                          -----------
                           Thrifts & Mortgage Finance - 0.9%
 200,000     A/A3          Countrywide Home Loan, 3.5%, 12/19/05          $   200,181
                                                                          -----------
                           Total Banks                                    $   500,610
                                                                          -----------
                           Diversified Financials - 3.3%
                           Consumer Finance - 0.7%
  70,000     BBB-/Baa3     Capital One Financial, 7.25%, 5/1/06           $    72,701
 100,000     A/A2          SLM Corp., Floating Rate Note, 12/15/08             99,825
                                                                          -----------
                                                                          $   172,526
                                                                          -----------
                           Diversified Financial Services - 2.3%
 100,000     BBB+/Baa1     ERAC USA Finance Co., 6.625%, 5/15/06
                             (144A)                                       $   102,658
  50,000     BBB-/A3       Ford Motor Credit Co., 4.95%, 1/15/08               49,493
 125,000     BBB-/A3       Ford Motor Credit Co., 6.875%, 2/1/06              127,955
 145,000     BBB-/Baa1     General Motors Acceptance Corp.,
                             4.5% 7/15/06                                     144,789
 100,000     A/A1          Household Finance Corp., Floating Rate Note,
                             8/15/08                                           99,716
                                                                          -----------
                                                                          $   524,611
                                                                          -----------
                           Specialized Finance - 0.3%
  70,000     BBB-/Baa3     GATX Financial Corp., 6.875%, 12/15/06         $    72,774
                                                                          -----------
                           Total Diversified Financials                   $   769,911
                                                                          -----------


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

             S&P/Moody's
Principal    Ratings
Amount       (unaudited)                                                  Value
                           Insurance - 2.2%
                           Life & Health Insurance - 1.0%
$232,000     BB+/Ba1       Provident Co., Inc., 6.375%, 7/15/05           $   233,740
                                                                          -----------
                           Multi-Line Insurance - 0.2%
  50,000     AA-/A1        International Lease Finance Corp.,
                             4.0%, 1/17/06                                $    50,125
                                                                          -----------
                           Property & Casualty Insurance - 1.0%
 225,000     BBB+/Baa2     Berkley (WR) Corp., 6.25%, 1/15/06             $   227,227
                                                                          -----------
                           Total Insurance                                $   511,092
                                                                          -----------
                           Real Estate - 0.4%
                           Real Estate Investment Trusts - 0.4%
  85,000     B1/B1         Crescent Real Estate, 7.5%, 9/15/07            $    87,975
                                                                          -----------
                           Total Real Estate                              $    87,975
                                                                          -----------
                           Technology Hardware & Equipment - 0.4%
                           Communications Equipment - 0.2%
  50,000     BB+/Ba2       Corning Glass, 7.0%, 3/15/07                   $    50,063
                                                                          -----------
                           Technology Distributors - 0.2%
  50,000     BBB-/Baa3     Arrow Electronics, Inc., 7.0%, 1/15/07         $    52,242
                                                                          -----------
                           Total Technology Hardware & Equipment          $   102,305
                                                                          -----------
                           Telecommunication Services - 1.5%
                           Integrated Telecommunication Services - 1.1%
  60,000     BB+/Ba1       AT&T Corp., 7.5%, 6/1/06                       $    63,750
 110,000     BB+/Ba1       AT&T Corp., 7.0%, 5/15/05                          112,475
  70,000     BB+/Ba1       AT&T Corp., 7.0%, 11/15/06 (STEP)                   74,375
                                                                          -----------
                                                                          $   250,600
                                                                          -----------
                           Wireless Telecommunication Services - 0.4%
  50,000     A/Baa2        AT&T Wireless, 7.35%, 3/1/06                   $    51,746
  50,000     A/A3          Cingular Wireless LLC, 5.625%, 12/15/06             51,457
                                                                          -----------
                                                                          $   103,203
                                                                          -----------
                           Total Telecommunication Services               $   353,803
                                                                          -----------
                           Utilities - 1.6%
                           Electric Utilities - 0.8%
  80,000     BBB-/Baa3     Consumers Energy, 6.25%, 9/15/06               $    82,736
 100,000     A-/A2         Northern States Power, 2.875%, 8/1/06               98,620
                                                                          -----------
                                                                          $   181,356
                                                                          -----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             S&P/Moody's
Principal    Ratings
Amount       (unaudited)                                                 Value
                           Gas Utilities - 0.8%
$200,000     BBB/Baa3      Panhandle Eastern Pipeline, 2.75%, 3/15/07    $   194,524
                                                                         -----------
                           Total Utilities                               $   375,880
                                                                         -----------
                           Government - 0.9%
 200,000     AAA/Aaa       Fannie Mae, 2.5%, 7/26/06 (STEP)              $   198,239
                                                                         -----------
                           Total Government                              $   198,239
                                                                         -----------
                           TOTAL CORPORATE BONDS
                           (Cost $5,514,136)                             $ 5,481,183
                                                                         -----------
                           U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.2%
                           Government - 51.2%
 100,000     AAA/Aaa       Federal Home Loan Bank, 3.1%, 12/15/06        $    98,985
 300,000     AAA/Aaa       Federal Home Loan Bank, 3.45%, 1/10/07            298,530
 250,000     AAA/Aaa       Federal Home Loan Bank, 3.5%, 5/25/12             248,925
 161,432     AAA/Aaa       Federal Home Loan Bank, 4.5%, 11/1/07             162,550
  54,074     AAA/Aaa       Federal Home Loan Bank, 5.5%, 4/1/08               55,318
  70,204     AAA/Aaa       Federal Home Loan Bank, 5.5%, 12/1/08              71,564
 200,322     AAA/Aaa       Federal Home Loan Bank, 6.5%, 12/01/07            208,207
 250,000     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             2.15%, 2/10/06                                  247,107
 250,000     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             3.625%, 2/15/08                                 247,603
 200,000     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             3.75%, 8/3/07                                   199,248
 148,483     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             6.0%, 3/1/07                                    151,825
 164,447     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             6.5%, 3/1/11                                    173,027
 267,309     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             6.5%, 7/1/16                                    280,864
  83,903     AAA/Aaa       Federal Home Loan Mortgage Corp.,
                             6.5%, 6/1/17                                     88,151
 100,000     AAA/Aaa       Federal National Mortgage Association,
                             2.375%, 11/25/05                                 99,117
 100,000     AAA/Aaa       Federal National Mortgage Association,
                             3%, 9/29/06                                      98,776
 250,000     AAA/Aaa       Federal National Mortgage Association,
                             3.55%, 1/30/07                                  248,616


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                  Value
$ 150,000     AAA/Aaa       Federal National Mortgage Association,
                              3.3%, 9/14/07                                $   147,991
  183,667     AAA/Aaa       Federal National Mortgage Association,
                              5.0%, 12/1/08                                    186,203
  208,690     AAA/Aaa       Federal National Mortgage Association,
                              5.0%, 3/1/09                                     211,353
  134,078     AAA/Aaa       Federal National Mortgage Association,
                              5.0%, 10/1/09                                    135,789
   89,216     AAA/Aaa       Federal National Mortgage Association,
                              5.5%, 1/1/12                                      92,150
   86,069     AAA/Aaa       Federal National Mortgage Association,
                              6.50%, 6/01/16                                    90,511
  222,618     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 8/1/17                                     234,100
  182,642     AAA/Aaa       Government National Mortgage Association,
                              7.0%, 1/15/09                                    191,936
  164,682     AAA/Aaa       Government National Mortgage Association,
                              7.0%, 11/15/13                                   174,788
  194,019     AAA/Aaa       Government National Mortgage Association II,
                              6.0%, 5/20/13                                    202,888
  900,000     AAA/Aaa       U.S. Treasury Strip Principal, 0%, 5/15/07         830,991
2,000,000     AAA/Aaa       U.S. Treasury Notes, 1.625%, 9/30/05             1,984,218
2,185,000     AAA/Aaa       U.S. Treasury Notes, 1.875%, 11/30/05            2,165,022
  400,000     AAA/Aaa       U.S. Treasury Bonds, 1.875%, 1/31/06               395,172
1,700,000     AAA/Aaa       U.S. Treasury Notes, 2.25%, 4/30/06              1,678,552
  150,000     AAA/Aaa       U.S. Treasury Notes, 3.0%, 12/31/06                148,523
                                                                           -----------
                            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                            (Cost $11,892,009)                             $11,848,600
                                                                           -----------
                            TOTAL INVESTMENTS IN SECURITIES - 97.0%
                            (Cost $22,553,051)(a) (b)                      $22,441,210
                                                                           -----------
                            OTHER ASSETS AND LIABILITIES - 3.0%            $   690,683
                                                                           -----------
                            TOTAL NET ASSETS - 100.0%                      $23,131,893
                                                                           -----------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2004 the value of these securities amounted to $304,158 or 1.3% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another coupon at a specified date. The rate shown is the rate at the end of the period.

(a) At 2/28/05, the net unrealized gain on investments based on cost for federal income tax purposes of $22,556,348 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                  $    5,865

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                    (121,003)
                                                                                ----------
     Net unrealized loss                                                        $ (115,138)
                                                                                ----------

(b) Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2005 were:

                                      Purchases         Sales
                                      ---------         -----
     Long-Term U.S. Government      $21,951,266      $8,209,065
     Other Long-term Securities     $ 4,259,789      $  305,250


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $22,553,051)               $22,441,210
  Cash                                                          694,488
  Receivables -
    Fund shares sold                                            944,692
    Interest                                                    135,635
  Other                                                             241
                                                            -----------
      Total assets                                          $24,216,266
                                                            -----------
LIABILITIES:
  Payables -
    Investment securities purchased                         $ 1,037,717
    Dividends                                                     6,912
  Due to affiliates                                               8,179
  Accrued expenses                                               31,565
                                                            -----------
      Total liabilities                                     $ 1,084,373
                                                            -----------
NET ASSETS:
  Paid-in capital                                           $23,332,132
  Distributions in excess of net investment income              (76,579)
  Accumulated net realized loss on investments                  (11,819)
  Net unrealized loss on investments                           (111,841)
                                                            -----------
      Total net assets                                      $23,131,893
                                                            ===========
NET ASSET VALUE PER SHARE:
  (No par value, unlimited number of shares authorized)
  Class A (based on $10,545,879/1,067,088 shares)           $      9.88
                                                            ===========
  Class B (based on $1,211,224/122,564 shares)              $      9.88
                                                            ===========
  Class C (based on $3,996,708/405,106 shares)              $      9.87
                                                            ===========
  Class Y (based on $7,378,082/746,141 shares)              $      9.89
                                                            ===========
MAXIMUM OFFERING PRICE:
  Class A ($9.88 [divided by] 97.5%)                        $     10.13
                                                            ===========


20  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/05

INVESTMENT INCOME:
  Interest                                                                 $ 247,205
                                                                           ---------
EXPENSES:
  Management fees                                             $32,846
  Transfer agent fees and expenses
    Class A                                                     1,486
    Class B                                                       571
    Class C                                                     1,280
    Class Y                                                       161
  Distribution fees
    Class A                                                    10,699
    Class B                                                     4,478
    Class C                                                    18,292
  Administrative reimbursements                                 9,250
  Custodian fees                                                9,287
  Registration fees                                            21,157
  Professional fees                                            28,629
  Printing expense                                             12,379
  Fees and expenses of nonaffiliated trustees                   2,838
  Miscellaneous                                                 2,671
                                                              -------
      Total expenses                                                       $ 156,024
      Less management fees waived and expenses reim-
        bursed by Pioneer Investment Management, Inc.                        (68,984)
                                                                           ---------
      Net expenses                                                         $  87,040
                                                                           ---------
        Net investment income                                              $ 160,165
                                                                           ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                         $  (5,273)
  Change in net unrealized loss on investments                              (130,731)
                                                                           ---------
      Net loss on investments                                              $(136,004)
                                                                           =========
      Net increase in net assets resulting from operations                 $  24,161
                                                                           =========


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/05 and the period from 7/8/04
(commencement of operations) to 8/31/04

                                                              Six Months
                                                            Ended 2/28/05      7/8/04 to
                                                             (unaudited)        8/31/04
FROM OPERATIONS:
  Net investment income                                      $   160,165       $    6,031
  Net realized gain (loss) on investments                         (5,273)             126
  Change in net unrealized gain (loss) on investments           (130,731)          18,890
                                                             -----------       ----------
    Net increase in net assets resulting from operations     $    24,161       $   25,047
                                                             -----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
    Class A ($0.15 and $0.04 per share, respectively)        $  (130,751)      $   (3,541)
    Class B ($0.11 and $0.03 per share, respectively)            (10,024)          (1,614)
    Class C ($0.12 and $0.05 per share, respectively)            (43,613)          (6,934)
    Class Y ($0.17 and $0.05 per share, respectively)            (55,223)          (1,248)
                                                             -----------       ----------
      Total distributions to shareowners                     $  (239,611)      $  (13,337)
                                                             -----------       ----------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           $22,765,930       $5,156,536
  Reinvestment of distributions                                  199,917            7,219
  Cost of shares repurchased                                  (4,882,539)        (111,430)
                                                             -----------       ----------
    Net increase in net assets resulting from Fund share
      transactions                                           $18,083,308       $5,052,325
                                                             -----------       ----------
    Net increase in net assets                               $17,867,858       $5,064,035
NET ASSETS:
  Beginning of period                                        $ 5,264,035       $  200,000
                                                             -----------       ----------
  End of period including (undistributed (distributions in
    excess of) net investment income of ($76,579) and
    $2,867, respectively)                                    $23,131,893       $5,264,035
                                                             ===========       ==========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 2/28/05 and the period from 7/8/04
(commencement of operations) to 8/31/04

                                   '05 Shares       '05 Amount
                                   (unaudited)      (unaudited)      '04 Shares   '04 Amount
CLASS A
Shares sold                         1,156,227       $11,530,207        147,654    $1,476,906
Reinvestment of distributions          12,425           123,330            256         2,572
Less shares repurchased              (249,049)       (2,475,011)       (10,426)     (104,361)
                                    ---------       -----------        -------    ----------
    Net increase                      919,603       $ 9,178,526        137,484    $1,375,117
                                    =========       ===========        =======    ==========
CLASS B
Shares sold                            87,537       $   870,337         68,295    $  682,134
Reinvestment of distributions             274             2,720             44           441
Less shares repurchased               (36,919)         (367,433)             -             -
                                    ---------       -----------        -------    ----------
    Net increase                       50,892       $   505,624         68,339    $  682,575
                                    =========       ===========        =======    ==========
CLASS C
Shares sold                           353,977       $ 3,517,743        250,695    $2,500,888
Reinvestment of distributions           2,307            22,898            413         4,124
Less shares repurchased              (204,912)       (2,031,886)          (707)       (7,069)
                                    ---------       -----------        -------    ----------
    Net increase                      151,372       $ 1,508,755        250,401    $2,497,943
                                    =========       ===========        =======    ==========
CLASS Y
Shares sold                           688,824       $ 6,847,643         49,661    $  496,608
Reinvestment of distributions           5,138            50,969              8            82
Less shares repurchased                  (823)           (8,209)             -             -
                                    ---------       -----------        -------    ----------
    Net increase                      693,139       $ 6,890,403         49,669    $  496,690
                                    =========       ===========        =======    ==========


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                   2/28/05           7/8/04 to
                                                  (unaudited)       8/31/04 (a)
CLASS A
Net asset value, beginning of period               $ 10.02             $10.00
                                                   -------             ------
Increase from investment operations:
  Net investment income                            $  0.10             $ 0.03
  Net realized and unrealized gain (loss)
    on investments                                   (0.09)              0.03
                                                   -------             ------
    Net increase from investment operations        $  0.01             $ 0.06
Distributions to shareowners:
  Net investment income                              (0.15)             (0.04)
                                                   -------             ------
Net increase (decrease) in net asset value         $ (0.14)            $ 0.02
                                                   -------             ------
Net asset value, end of period                     $  9.88             $10.02
                                                   =======             ======
Total return*                                         0.12%(b)           0.59%(b)
Ratio of net expenses to average net assets           0.90%**            0.90%**
Ratio of net investment income to average
  net assets                                          1.74%**            1.64%**
Portfolio turnover rate                                148%**              24%(b)
Net assets, end of period (in thousands)           $10,546             $1,478
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
  Net expenses                                        1.63%**            9.40%**
  Net investment income (loss)                        1.01%**           (6.86)%**

(a)  Class A shares were first publicly offered on July 8, 2004
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
(b)  Not annualized


24  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      2/28/05           7/8/04 to
                                                    (unaudited)        8/31/04 (a)
CLASS B
Net asset value, beginning of period                  $10.01              $10.00
                                                      ------              ------
Increase from investment operations:
  Net investment income                               $ 0.07              $ 0.01
  Net realized and unrealized gain (loss)
    on investments                                     (0.09)               0.03
                                                      ------              ------
    Net increase from investment operations           $(0.02)             $ 0.04
Distributions to shareowners:
  Net investment income                                (0.11)              (0.03)
                                                      ------              ------
Net increase (decrease) in net asset value            $(0.13)             $ 0.01
                                                      ------              ------
Net asset value, end of period                        $ 9.88              $10.01
                                                      ======              ======
Total return*                                          (0.20)%(b)           0.40%(b)
Ratio of net expenses to average net assets             1.79%**             1.89%**
Ratio of net investment income to average
  net assets                                            1.10%**             0.65%**
Portfolio turnover rate                                  148%**               24%(b)
Net assets, end of period (in thousands)              $1,211              $  718
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
  Net expenses                                          3.02%**            10.65%**
  Net investment income (loss)                         (0.13)%**           (8.11)%**

(a)  Class B shares were first publicly offered on July 8, 2004
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
(b)  Not annualized


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      2/28/05           7/8/04 to
                                                    (unaudited)        8/31/04 (a)
CLASS C
Net asset value, beginning of period                  $10.00              $10.00
                                                      ------              ------
Increase from investment operations:
  Net investment income                               $ 0.04              $ 0.03
  Net realized and unrealized gain (loss)
    on investments                                     (0.05)               0.02
                                                      ------              ------
   Net increase from investment operations            $(0.01)             $ 0.05
Distributions to shareowners:
  Net investment income                                (0.12)              (0.05)
                                                      ------              ------
Net decrease in net asset value                       $(0.13)             $    -
                                                      ------              ------
Net asset value, end of period                        $ 9.87              $10.00
                                                      ======              ======
Total return*                                          (0.11)%(b)           0.46%(b)
Ratio of net expenses to average net assets             1.69%**             1.39%**
Ratio of net investment income to average
  net assets                                            0.64%**             1.16%**
Portfolio turnover rate                                  148%**               24%(b)
Net assets, end of period (in thousands)              $3,997              $2,538
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
  Net expenses                                          2.86%**             9.63%**
  Net investment income (loss)                         (0.53)%**           (7.08)%**

(a)  Class C shares were first publicly offered on July 8, 2004
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
(b)  Not annualized


26  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                   2/28/05           7/8/04 to
                                                 (unaudited)        8/31/04 (a)
CLASS Y
Net asset value, beginning of period                $10.01             $10.00
                                                    ------             ------
Increase from investment operations:
  Net investment income                             $ 0.16             $ 0.04
  Net realized and unrealized gain (loss)
    on investments                                   (0.11)              0.02
                                                    ------             ------
    Net increase from investment operations         $ 0.05             $ 0.06
Distributions to shareowners:
  Net investment income                              (0.17)             (0.05)
                                                    ------             ------
Net increase (decrease) in net asset value          $(0.12)            $ 0.01
                                                    ------             ------
Net asset value, end of period                      $ 9.89             $10.01
                                                    ======             ======
Total return*                                         0.50%(b)           0.57%(b)
Ratio of net expenses to average net assets           0.58%**            0.61%**
Ratio of net investment income to average
  net assets                                          4.18%**            1.94%**
Portfolio turnover rate                                148%**              24%(b)
Net assets, end of period (in thousands)            $7,378             $  530
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
  Net expenses                                        1.24%**           10.54%**
  Net investment income (loss)                        3.52%**           (7.99)%**

(a)  Class Y shares were first publicly offered on July 8, 2004
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
 **  Annualized
(b)  Not annualized


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal. The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 28, 2005 there were no securities fair valued.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source's of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year.

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2004:

--------------------------------------------

                                    2004
--------------------------------------------
Undistributed ordinary income     $ 7,389
Dividend Payable                   (4,522)
Post-October Loss Deferral         (3,249)
Unrealized appreciation            15,593
                                  -------
  Total                           $15,211
                                  =======

--------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05                                (continued)
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $678 in underwriting commissions on the sale of Class A shares for the six months ended February 28, 2005.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

PIM has voluntarily agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.90% of the average daily net assets attributable to Class A shares. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At February 28, 2005, $1,108 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $735 in transfer agent fees payable to PIMSS at February 28, 2005.

4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05                                (continued)
--------------------------------------------------------------------------------

regard to Class B and Class C shares. Included in due to affiliates is $6,336 in distribution fees payable to PFD at February 28, 2005.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2005, CDSCs in the amount of $1,630 were paid to PFD.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways to you to contact us for assistance or information:

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2005

* Print the name and title of each signing officer under his or her signature.